FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226
                                   ---------

                       TEMPLETON GLOBAL INVESTMENT TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 03/31
                         -----

Date of reporting period:  12/31/05
                          ----------

ITEM 1. SCHEDULE OF INVESTMENTS.



TEMPLETON GLOBAL INVESTMENT TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

CONTENTS

Templeton International (Ex EM) Fund .......................................   3

Templeton Income Fund ......................................................   7

Franklin Templeton Non-U.S. Dynamic Core Equity Fund .......................  17

Notes to Statements of Investments .........................................  23

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1
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

TEMPLETON GLOBAL INVESTMENT TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
        TEMPLETON INTERNATIONAL (EX EM) FUND                 INDUSTRY                  SHARES       VALUE
---------------------------------------------------------------------------------------------------------
        COMMON STOCKS 92.5%
        AUSTRALIA 2.0%

        National Australia Bank Ltd. .......             Commercial Banks              32,795  $  779,439
        Qantas Airways Ltd. ................                 Airlines                 248,318     735,901
                                                                                               ----------
                                                                                                1,515,340
                                                                                               ----------
        BERMUDA 2.0%
        ACE Ltd. ...........................                Insurance                  15,790     843,818
        XL Capital Ltd., A .................                Insurance                  10,530     709,511
                                                                                               ----------
                                                                                                1,553,329
                                                                                               ----------
        CANADA 1.6%
        Barrick Gold Corp. .................             Metals & Mining               18,310     510,563
        BCE Inc. ...........................  Diversified Telecommunication Services   30,793     738,364
                                                                                               ----------
                                                                                                1,248,927
                                                                                               ----------
        DENMARK 1.1%
     (a)Vestas Wind Systems AS .............           Electrical Equipment            37,200     610,920
 (a),(b)Vestas Wind Systems AS, 144A .......           Electrical Equipment            12,400     203,640
                                                                                               ----------
                                                                                                  814,560
                                                                                               ----------
        FINLAND 2.3%
        Stora Enso OYJ, R ..................         Paper & Forest Products           65,880     892,229
        UPM-Kymmene OYJ ....................         Paper & Forest Products           43,690     856,523
                                                                                               ----------
                                                                                                1,748,752
                                                                                               ----------
        FRANCE 6.0%
        AXA SA .............................                Insurance                  32,714   1,055,738
        France Telecom SA ..................  Diversified Telecommunication Services   15,300     380,190
        Sanofi-Aventis .....................             Pharmaceuticals               16,660   1,459,497
        Suez SA ............................             Multi-Utilities               30,511     949,968
        Total SA, B ........................       Oil, Gas & Consumable Fuels          2,900     728,517
                                                                                               ----------
                                                                                                4,573,910
                                                                                               ----------
        GERMANY 6.7%
        Adidas-Salomon AG ..................     Textiles Apparel & Luxury Goods        2,150     408,110
        BASF AG ............................                Chemicals                  13,020     997,730
        Bayerische Motoren Werke AG ........               Automobiles                  8,550     374,511
        Deutsche Post AG ...................         Air Freight & Logistics           42,860   1,041,181
        E.ON AG ............................            Electric Utilities             10,500   1,087,165
        SAP AG .............................                 Software                   2,110     382,632
        Siemens AG .........................         Industrial Conglomerates           9,500     813,915
                                                                                               ----------
                                                                                                5,105,244
                                                                                               ----------
        HONG KONG 5.4%
        Cheung Kong Holdings Ltd. ..........               Real Estate                152,000   1,559,472
        Fountain Set Holdings Ltd. .........     Textiles Apparel & Luxury Goods      860,000     396,523
        Hutchison Whampoa Ltd. .............         Industrial Conglomerates         111,000   1,057,225
     (a)Prosperity REIT ....................               Real Estate                  4,750       1,501
        Swire Pacific Ltd., A ..............               Real Estate                 79,000     709,137
        Yue Yuen Industrial Holdings Ltd. ..     Textiles Apparel & Luxury Goods      133,000     371,367
                                                                                               ----------
                                                                                                4,095,225
                                                                                               ----------


                                         Quarterly Statements of Investments | 3

TEMPLETON GLOBAL INVESTMENT TRUST

------------------------------------------------------------------------------------------------------------
    TEMPLETON INTERNATIONAL (EX EM) FUND                        INDUSTRY                  SHARES       VALUE
------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    ITALY 3.0%
    Eni SpA ...................................       Oil, Gas & Consumable Fuels         54,250  $1,504,765
    UniCredito Italiano SpA ...................             Commercial Banks             115,788     797,780
                                                                                                  ----------
                                                                                                   2,302,545
                                                                                                  ----------
    JAPAN 11.6%
    Hitachi Ltd. ..............................    Electronic Equipment & Instruments    179,000   1,205,668
    Matsushita Electric Industrial Co. Ltd. ...            Household Durables             42,000     809,540
    NEC Corp. .................................         Computers & Peripherals           67,000     416,657
    Nippon Telegraph & Telephone Corp. ........  Diversified Telecommunication Services      167     758,383
    Nomura Holdings Inc. ......................             Capital Markets               41,000     785,055
    Olympus Corp. .............................     Health Care Equipment & Supplies      16,337     429,083
    Shinsei Bank Ltd. .........................             Commercial Banks              55,000     317,801
 (b)Shinsei Bank Ltd., 144A ...................             Commercial Banks               8,000      46,226
    Sompo Japan Insurance Inc. ................                Insurance                  68,000     918,919
    SONY Corp. ................................            Household Durables             35,440   1,447,266
    Sumitomo Mitsui Financial Group Inc. ......             Commercial Banks                  61     646,022
    Takeda Pharmaceutical Co. Ltd. ............             Pharmaceuticals               18,700   1,010,811
                                                                                                  ----------
                                                                                                   8,791,431
                                                                                                  ----------
    NETHERLANDS 5.9%
    Akzo Nobel NV .............................                Chemicals                  19,240     891,730
    ING Groep NV ..............................             Capital Markets               33,483   1,161,418
    Koninklijke Philips Electronics NV ........            Household Durables             39,710   1,234,031
    Reed Elsevier NV ..........................                  Media                    27,900     389,747
    VNU NV ....................................                  Media                    25,619     849,517
                                                                                                  ----------
                                                                                                   4,526,443
                                                                                                  ----------
    NORWAY 0.6%
    Norsk Hydro ASA ...........................       Oil, Gas & Consumable Fuels          4,281     439,542
                                                                                                  ----------
    PORTUGAL 0.5%
    Portugal Telecom SGPS SA ..................  Diversified Telecommunication Services   36,610     370,563
                                                                                                  ----------
    SINGAPORE 1.5%
    DBS Group Holdings Ltd. ...................             Commercial Banks              64,000     635,016
    Venture Corp. Ltd. ........................    Electronic Equipment & Instruments     60,000     497,910
                                                                                                  ----------
                                                                                                   1,132,926
                                                                                                  ----------
    SPAIN 6.5%
    Banco Santander Central Hispano SA ........             Commercial Banks              57,842     763,510
 (b)Banco Santander Central Hispano SA, 144A ..             Commercial Banks                 448       5,914
    Endesa SA .................................            Electric Utilities             29,405     773,503
    Iberdrola SA, Br. .........................            Electric Utilities             46,430   1,269,169
    Repsol YPF SA .............................       Oil, Gas & Consumable Fuels         40,000   1,168,223
    Telefonica SA .............................  Diversified Telecommunication Services   62,992     947,824
                                                                                                  ----------
                                                                                                   4,928,143
                                                                                                  ----------
    SWEDEN 4.7%
    Atlas Copco AB, A .........................                Machinery                  34,500     768,548
    Electrolux AB, B ..........................            Household Durables             17,450     453,518
    ForeningsSparbanken AB, A .................             Commercial Banks              16,560     451,229


4 | Quarterly Statements of Investments

TEMPLETON GLOBAL INVESTMENT TRUST

-------------------------------------------------------------------------------------------------------
    TEMPLETON INTERNATIONAL (EX EM) FUND                 INDUSTRY                   SHARES        VALUE
-------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    SWEDEN (CONTINUED)
    Nordea Bank AB .......................           Commercial Banks               87,870  $   912,375
    Securitas AB, B ......................    Commercial Services & Supplies        59,130      982,337
                                                                                            -----------
                                                                                              3,568,007
                                                                                            -----------
    SWITZERLAND 5.0%
    Nestle SA ............................             Food Products                 3,670    1,097,857
    Novartis AG ..........................            Pharmaceuticals               18,270      960,262
    Swiss Reinsurance Co. ................               Insurance                  13,120      960,719
    UBS AG ...............................            Capital Markets                8,450      804,639
                                                                                            -----------
                                                                                              3,823,477
                                                                                            -----------
    UNITED KINGDOM 26.1%
    Amvescap PLC .........................            Capital Markets               56,140      426,910
    BAE Systems PLC ......................          Aerospace & Defense            189,372    1,243,761
    BHP Billiton PLC .....................            Metals & Mining               48,709      795,694
    Boots Group PLC ......................       Food & Staples Retailing           79,394      827,073
    BP PLC ...............................      Oil, Gas & Consumable Fuels         81,759      870,699
    British Sky Broadcasting Group PLC ...                 Media                   121,167    1,035,013
    Burberry Group PLC ...................    Textiles Apparel & Luxury Goods       53,050      392,232
    Centrica PLC .........................            Multi-Utilities              174,080      762,966
    Compass Group PLC ....................     Hotels, Restaurants & Leisure       280,460    1,063,951
    Electrocomponents PLC ................  Electronic Equipment & Instruments      82,870      400,632
    GKN PLC ..............................            Auto Components               78,958      391,229
    GlaxoSmithKline PLC ..................            Pharmaceuticals               62,829    1,587,903
    HSBC Holdings PLC ....................           Commercial Banks               43,374      696,454
    Marks & Spencer Group PLC ............           Multiline Retail               84,425      733,507
    Pearson PLC ..........................                 Media                    61,215      724,057
    Rentokil Initial PLC .................    Commercial Services & Supplies       252,670      710,744
 (a)Rolls-Royce Group PLC ................          Aerospace & Defense            110,538      812,999
 (a)Rolls-Royce Group PLC, B .............          Aerospace & Defense          3,691,969        6,511
    Royal Bank of Scotland Group PLC .....           Commercial Banks               12,990      392,219
    Royal Dutch Shell PLC, B .............      Oil, Gas & Consumable Fuels         29,186      932,958
    Shire PLC ............................            Pharmaceuticals               70,700      904,970
    Smiths Group PLC .....................       Industrial Conglomerates           44,990      809,636
    Unilever PLC .........................             Food Products                84,401      837,122
    Vodafone Group PLC ...................  Wireless Telecommunication Services    527,560    1,139,089
    William Morrison Supermarkets PLC ....       Food & Staples Retailing          250,787      834,888
    Yell Group PLC .......................                 Media                    52,380      483,479
                                                                                            -----------
                                                                                             19,816,696
                                                                                            -----------
    TOTAL COMMON STOCKS (COST $53,995,539)                                                   70,355,060
                                                                                            -----------


                                         Quarterly Statements of Investments | 5

TEMPLETON GLOBAL INVESTMENT TRUST

---------------------------------------------------------------------------------------
                                                          PRINCIPAL
     TEMPLETON INTERNATIONAL (EX EM) FUND                  AMOUNT(c)            VALUE
---------------------------------------------------------------------------------------
     FOREIGN GOVERNMENT AND AGENCY SECURITIES 1.3%
     AUSTRALIA 0.3%
     Queensland Treasury Corp., 6.00%, 8/14/13 .....          330,000 AUD   $   251,478
                                                                            -----------
     NEW ZEALAND 0.4%
     Government of New Zealand, 6.50%, 4/15/13 .....          380,000 NZD       271,851
                                                                            -----------
     SWEDEN 0.6%
     Government of Sweden,
        6.50%, 5/05/08 .............................          820,000 SEK       111,707
        5.50%, 10/08/12 ............................        2,300,000 SEK       328,811
                                                                            -----------
                                                                                440,518
                                                                            -----------
     TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
       (COST $896,397) .............................                            963,847
                                                                            -----------
     SHORT TERM INVESTMENTS (COST $4,532,967) 5.9%
     UNITED STATES 5.9%
  (d)U.S. Treasury Bills, 2/02/06 - 3/30/06 ........        4,563,000         4,534,301
                                                                            -----------
     TOTAL INVESTMENTS
       (COST $59,424,903) 99.7% ....................                         75,853,208
     OTHER ASSETS, LESS LIABILITIES 0.3% ...........                            194,790
                                                                            -----------
     NET ASSETS 100.0% .............................                        $76,047,998
                                                                            ===========

SEE CURRENCY AND SELECTED PORTFOLIO ABBREVIATIONS ON PAGE 22.

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2005, the aggregate value of these securities was $255,780, representing 0.34% of net assets.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)   The security is traded on a discount basis with no stated coupon rate.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

TEMPLETON GLOBAL INVESTMENT TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                 INDUSTRY                     SHARES         VALUE
--------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 93.8%
    COMMON STOCKS 51.2%
    AUSTRALIA 2.5%
    Alumina Ltd. ....................                 Metals & Mining                  143,338      $  780,181
    National Australia Bank Ltd. ....                 Commercial Banks                  43,389       1,031,227
    Qantas Airways Ltd. .............                     Airlines                     155,297         460,229
                                                                                                    ----------
                                                                                                     2,271,637
                                                                                                    ----------
    BELGIUM 0.5%
    Agfa Gevaert NV .................           Leisure Equipment & Products            25,610         467,207
                                                                                                    ----------
    BERMUDA 0.6%
    XL Capital Ltd., A ..............                    Insurance                       8,200         552,516
                                                                                                    ----------
    CANADA 1.0%
    BCE Inc. ........................      Diversified Telecommunication Services       37,300         894,391
                                                                                                    ----------
    CHINA 0.8%
    Travelsky Technology Ltd., H ....                   IT Services                    830,000         765,382
                                                                                                    ----------
    FINLAND 1.6%
    Stora Enso OYJ, R ...............             Paper & Forest Products               56,100         759,776
    UPM-Kymmene OYJ .................             Paper & Forest Products               37,680         738,700
                                                                                                    ----------
                                                                                                     1,498,476
                                                                                                    ----------
    FRANCE 1.3%
    France Telecom SA ...............      Diversified Telecommunication Services        9,520         236,563
    Total SA, B .....................           Oil, Gas & Consumable Fuels              2,270         570,253
    Valeo SA ........................                 Auto Components                   11,110         413,122
                                                                                                    ----------
                                                                                                     1,219,938
                                                                                                    ----------
    GERMANY 2.2%
    BASF AG .........................                    Chemicals                       3,240         248,283
    Deutsche Post AG ................             Air Freight & Logistics               32,260         783,680
    E.ON AG .........................                Electric Utilities                  5,900         610,883
    Siemens AG ......................             Industrial Conglomerates               4,710         403,530
                                                                                                    ----------
                                                                                                     2,046,376
                                                                                                    ----------
    HONG KONG 3.3%
    Bank of East Asia Ltd. ..........                 Commercial Banks                 273,468         827,072
    Cheung Kong Holdings Ltd. .......                   Real Estate                      8,000          82,077
    Hopewell Holdings Ltd. ..........          Transportation Infrastructure           250,000         627,124
    Hutchison Whampoa Ltd. ..........             Industrial Conglomerates              92,000         876,258
 (a)Prosperity REIT .................                   Real Estate                        250              79
    Yue Yuen Industrial Holdings Ltd.         Textiles Apparel & Luxury Goods          208,500         582,181
                                                                                                    ----------
                                                                                                     2,994,791
                                                                                                    ----------
    ITALY 2.7%
    Eni SpA .........................           Oil, Gas & Consumable Fuels             44,907       1,245,613
    UniCredito Italiano SpA .........                 Commercial Banks                 179,836       1,239,071
                                                                                                    ----------
                                                                                                     2,484,684
                                                                                                    ----------


                                         Quarterly Statements of Investments | 7

TEMPLETON GLOBAL INVESTMENT TRUST

----------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                             INDUSTRY                        SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    JAPAN 1.7%
    Nintendo Co. Ltd. ...........................                     Software                         6,300      $  760,612
    Takeda Pharmaceutical Co. Ltd. ..............                 Pharmaceuticals                      6,600         356,757
    Tamron Co. Ltd. .............................           Leisure Equipment & Products              33,000         453,774
                                                                                                                  ----------
                                                                                                                   1,571,143
                                                                                                                  ----------
    MEXICO 0.8%
    Telefonos de Mexico SA de CV (Telmex), L, ADR      Diversified Telecommunication Services         30,500         752,740
                                                                                                                  ----------
    NETHERLANDS 3.2%
    Akzo Nobel NV ...............................                    Chemicals                        16,360         758,249
    ING Groep NV ................................                 Capital Markets                     22,630         784,962
    Unilever NV .................................                  Food Products                      12,220         836,896
    VNU NV ......................................                      Media                          17,120         567,693
                                                                                                                  ----------
                                                                                                                   2,947,800
                                                                                                                  ----------
    PORTUGAL 0.7%
    Portugal Telecom SGPS SA ....................      Diversified Telecommunication Services         60,570         613,085
                                                                                                                  ----------
    SINGAPORE 0.6%
    Venture Corp. Ltd. ..........................        Electronic Equipment & Instruments           64,000         531,104
                                                                                                                  ----------
    SOUTH AFRICA 1.5%
    Old Mutual PLC ..............................                    Insurance                       330,420         936,556
    Sappi Ltd., ADR .............................             Paper & Forest Products                 35,870         406,407
                                                                                                                  ----------
                                                                                                                   1,342,963
                                                                                                                  ----------
    SOUTH KOREA 0.8%
    Shinhan Financial Group Co. Ltd. ............                 Commercial Banks                    17,590         716,694
                                                                                                                  ----------
    SPAIN 0.5%
    Gamesa Corp. Tecnologica SA .................      Diversified Telecommunication Services            800          11,706
 (b)Gamesa Corp. Tecnologica SA, 144A ...........      Diversified Telecommunication Services         27,687         405,127
                                                                                                                  ----------
                                                                                                                     416,833
                                                                                                                  ----------
    SWEDEN 1.3%
    Electrolux AB, B ............................                Household Durables                   11,880         308,756
    Nordea Bank AB ..............................                 Commercial Banks                    57,970         601,916
    Securitas AB, B .............................          Commercial Services & Supplies             16,420         272,788
                                                                                                                  ----------
                                                                                                                   1,183,460
                                                                                                                  ----------
    TAIWAN 3.2%
    Chunghwa Telecom Co. Ltd., ADR ..............      Diversified Telecommunication Services         33,148         608,266
    Compal Electronics Inc. .....................             Computers & Peripherals                739,000         666,364
 (b)Compal Electronics Inc., GDR, 144A ..........             Computers & Peripherals                  3,223          16,373
    Lite-On Technology Corp. ....................             Computers & Peripherals                464,960         633,846
    Mega Financial Holdings Co. Ltd. ............                 Commercial Banks                 1,496,000         972,982
                                                                                                                  ----------
                                                                                                                   2,897,831
                                                                                                                  ----------
    THAILAND 0.8%
    Krung Thai Bank Public Co. Ltd., fgn. .......                 Commercial Banks                 2,467,100         697,583
                                                                                                                  ----------


8 | Quarterly Statements of Investments

TEMPLETON GLOBAL INVESTMENT TRUST

--------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                            INDUSTRY                      SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM 12.9%
    Boots Group PLC ............................             Food & Staples Retailing              70,440      $   733,796
    BP PLC .....................................           Oil, Gas & Consumable Fuels             98,068        1,044,384
    Cadbury Schweppes PLC ......................                  Food Products                    37,125          350,975
    Centrica PLC ...............................                 Multi-Utilities                  188,040          824,150
    Compass Group PLC ..........................          Hotels, Restaurants & Leisure           342,420        1,299,002
    Electrocomponents PLC ......................        Electronic Equipment & Instruments        104,880          507,039
    Game Group PLC .............................                 Specialty Retail                  10,716           13,182
    GlaxoSmithKline PLC ........................                 Pharmaceuticals                   42,750        1,080,438
    HSBC Holdings PLC ..........................                 Commercial Banks                  50,862          816,689
    Marks & Spencer Group PLC ..................                 Multiline Retail                  44,960          390,625
    Pearson PLC ................................                      Media                        57,670          682,126
 (a)Rolls-Royce Group PLC ......................               Aerospace & Defense                 19,720          145,039
 (a)Rolls-Royce Group PLC, B ...................               Aerospace & Defense                658,648            1,162
    Royal Bank of Scotland Group PLC ...........                 Commercial Banks                  29,353          886,281
    Royal Dutch Shell PLC, B ...................           Oil, Gas & Consumable Fuels             37,561        1,200,673
    Tesco PLC ..................................             Food & Staples Retailing              67,677          385,982
    Vodafone Group PLC .........................       Wireless Telecommunication Services        414,720          895,449
    Yule Catto & Company PLC ...................                    Chemicals                     118,238          535,001
                                                                                                               -----------
                                                                                                                11,791,993
                                                                                                               -----------
    UNITED STATES 6.7%
    Bank of America Corp. ......................                 Commercial Banks                  23,610        1,089,602
    Bristol-Myers Squibb Co. ...................                 Pharmaceuticals                   38,640          887,947
    Dow Chemical Co. ...........................                    Chemicals                      24,187        1,059,874
    JPMorgan Chase & Co. .......................          Diversified Financial Services           27,916        1,107,986
    Merck & Co. Inc. ...........................                 Pharmaceuticals                   36,926        1,174,616
    Pfizer Inc. ................................                 Pharmaceuticals                   13,112          305,772
    Pier 1 Imports Inc. ........................                 Specialty Retail                  62,990          549,903
                                                                                                               -----------
                                                                                                                 6,175,700
                                                                                                               -----------
    TOTAL COMMON STOCKS (COST $45,991,929) .....                                                                46,834,327
                                                                                                               -----------
    PREFERRED STOCKS 1.5%
    BRAZIL 1.5%
    Cia Vale do Rio Doce, ADR, pfd., A .........                 Metals & Mining                   20,370          738,412
    Tele Norte Leste Participacoes SA, ADR, pfd.      Diversified Telecommunication Services       36,230          649,242
                                                                                                               -----------
    TOTAL PREFERRED STOCKS (COST $1,206,417) ...                                                                 1,387,654
                                                                                                               -----------
                                                                                               -----------
                                                                                                PRINCIPAL
                                                                                                 AMOUNT(c)
                                                                                               -----------
    CORPORATE BONDS & NOTES 7.7%
    BERMUDA 0.1%
 (b)Intelsat Bermuda Ltd., senior note, 144A,
     8.25%, 1/15/13 ............................                                                  100,000          101,500
                                                                                                               -----------


                                         Quarterly Statements of Investments | 9

TEMPLETON GLOBAL INVESTMENT TRUST

----------------------------------------------------------------------------------------
                                                                 PRINCIPAL
    TEMPLETON INCOME FUND                                        AMOUNT(c)      VALUE
----------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    CANADA 0.3%
    Abitibi-Consolidated Co. of Canada, senior note,
     8.375%, 4/01/15 .......................................       50,000      $ 48,125
 (b)Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ........      150,000       140,625
    Rogers Wireless Inc., senior secured note,
     7.25%, 12/15/12 .......................................      100,000       105,625
                                                                               --------
                                                                                294,375
                                                                               --------
    FRANCE 0.2%
    Legrand Holding SA, senior note, 10.50%, 2/15/13 .......       50,000        56,750
    Rhodia SA, senior note, 10.25%, 6/01/10 ................      100,000       110,000
                                                                               --------
                                                                                166,750
                                                                               --------
    IRISH REPUBLIC 0.1%
    JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ......      100,000        83,500
                                                                               --------
    ITALY 0.1%
 (b)Wind Acquisition Fin SA, senior note, 144A,
     10.75%, 12/01/15 ......................................      100,000       103,750
                                                                               --------
    LUXEMBOURG 0.2%
    Millicom International Cellular SA, senior note,
     10.00%, 12/01/13 ......................................      100,000       103,750
 (b)Nell AF Sarl, senior note, 144A, 8.375%, 8/15/15 .......      100,000        99,500
                                                                               --------
                                                                                203,250
                                                                               --------
    SINGAPORE 0.1%
    Flextronics International Ltd., senior sub. note,
     6.50%, 5/15/13 ........................................       50,000        51,063
                                                                               --------
    UNITED KINGDOM 0.1%
    Inmarsat Finance PLC, senior note,
     zero cpn. to 11/15/08,
     10.375% thereafter, 11/15/12 ..........................      100,000        83,875
 (b)Invensys PLC, senior note, 144A, 9.875%, 3/15/11 .......       50,000        49,750
                                                                               --------
                                                                                133,625
                                                                               --------
    UNITED STATES 6.5%
    Advanstar Communications Inc., senior secured note,
     10.75%, 8/15/10 .......................................       50,000        55,062
 (b)Allegheny Energy Supply Co. LLC, 144A,
     8.25%, 4/15/12 ........................................       50,000        56,625
    Allied Waste North America Inc., senior secured note, B,
     5.75%, 2/15/11 ........................................      150,000       142,875
    AMC Entertainment Inc., senior sub. note,
     9.875%, 2/01/12 .......................................      100,000        98,500
    Aquila Inc., senior note, 7.95%, 2/01/11 ...............       50,000        55,375
    BCP Crystal Holdings Corp., senior sub. note,
     9.625%, 6/15/14 .......................................      100,000       111,750
    Boyd Gaming Corp., senior sub. note,
     6.75%, 4/15/14 ........................................       50,000        49,875


10 | Quarterly Statements of Investments

TEMPLETON GLOBAL INVESTMENT TRUST

----------------------------------------------------------------------------------------
                                                                 PRINCIPAL
    TEMPLETON INCOME FUND                                        AMOUNT(c)      VALUE
----------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    UNITED STATES (CONTINUED)
    Cablevision Systems Corp., senior note, B,
     8.00%, 4/15/12 ........................................       50,000      $ 47,000
 (b)Calpine Corp., senior secured note, 144A,
     8.50%, 7/15/10 ........................................      100,000        82,500
    Case New Holland Inc., senior note,
     9.25%, 8/01/11 ........................................      100,000       107,500
    CCH II LLC, senior note, 10.25%, 9/15/10 ...............      150,000       150,000
    Chesapeake Energy Corp., senior note,
     6.25%, 1/15/18 ........................................      150,000       147,750
 (b)Commercial Vehicle Group Inc., senior note, 144A,
     8.00%, 7/01/13 ........................................       50,000        49,625
 (b)Crown Americas Inc., senior note, 144A,
     7.75%, 11/15/15 .......................................      100,000       104,000
    CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ........       50,000        47,750
    D.R. Horton Inc., senior note, 7.875%, 8/15/11 .........      150,000       164,132
    DaVita Inc., senior sub. note, 7.25%, 3/15/15 ..........       50,000        50,875
    Dex Media West LLC, senior sub. note,
     9.875%, 8/15/13 .......................................      100,000       111,500
    DIRECTV Holdings LLC, senior note, 6.375%, 6/15/15 .....      100,000        98,250
    Dobson Cellular Systems Inc., senior secured note,
     9.875%, 11/01/12 ......................................       50,000        55,375
 (b)Dynegy Holdings Inc., senior secured note, 144A,
     10.125%, 7/15/13 ......................................      100,000       113,500
    EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ......      100,000        96,750
    El Paso Corp., senior note, 7.875%, 6/15/12 ............      150,000       155,250
    El Paso Natural Gas Co., senior note, A,
     7.625%, 8/01/10 .......................................       50,000        52,829
    Emmis Operating Co., senior sub. note,
     6.875%, 5/15/12 .......................................       50,000        49,938
    Forest City Enterprises Inc., senior note,
     7.625%, 6/01/15 .......................................       50,000        53,250
    Fresenius Medical Care Capital Trust,
     7.875%, 6/15/11 .......................................       50,000        53,500
    General Motors Acceptance Corp.,
       6.875%, 8/28/12 .....................................      200,000       180,499
       6.875%, 9/15/11 .....................................       50,000        45,649
 (b)Grant Prideco Inc., senior note, 144A,
     6.125%, 8/15/15 .......................................       50,000        50,125
    Graphic Packaging International Corp.,
     8.50%, 8/15/11 ........................................       50,000        50,375
 (b)GSC Holdings Corp., senior note, 144A,
     8.00%, 10/01/12 .......................................      100,000        94,500
    HCA Inc., senior note, 8.75%, 9/01/10 ..................       75,000        83,325
 (b)Hertz Corp., senior note, 144A, 8.875%, 1/01/14 ........       75,000        76,781


                                        Quarterly Statements of Investments | 11

TEMPLETON GLOBAL INVESTMENT TRUST

---------------------------------------------------------------------------------------
                                                                PRINCIPAL
   TEMPLETON INCOME FUND                                        AMOUNT(c)      VALUE
---------------------------------------------------------------------------------------

   LONG TERM INVESTMENTS (CONTINUED)
   CORPORATE BONDS & NOTES (CONTINUED)
   UNITED STATES (CONTINUED)
   Host Marriott LP, senior note, M, 7.00%, 8/15/12 .......      150,000      $154,500
   JohnsonDiversey Inc., senior sub. note, B,
    9.625%, 5/15/12 .......................................      100,000       101,000
   L-3 Communications Corp.,
(b)senior sub. note, 144A, 6.375%, 10/15/15 ...............      100,000       100,250
      senior sub. note, 5.875%, 1/15/15 ...................       50,000        48,750
   Lamar Media Corp., senior sub. note,
    6.625%, 8/15/15 .......................................       50,000        50,438
   Liberty Media Corp., senior note, 5.70%, 5/15/13 .......      150,000       140,514
   LIN Television Corp., senior sub. note,
    6.50%, 5/15/13 ........................................      100,000        96,375
(b)Markwest Energy Partners LP, senior note, 144A,
    6.875%, 11/01/14 ......................................       50,000        46,250
(b)Massey Energy Co., senior note, 144A,
    6.875%, 12/15/13 ......................................      100,000       101,375
   MCI Inc., senior note, 6.688%, 5/01/09 .................       50,000        51,750
   MGM MIRAGE Inc., 6.625%, 7/15/15 .......................      150,000       150,375
   Midwest Generation LLC, senior secured note,
    8.75%, 5/01/34 ........................................       50,000        55,312
(b)Mirant North America LLC, senior note, 144A,
    7.375%, 12/31/13 ......................................      100,000       101,625
   Nalco Co., senior sub. note, 8.875%, 11/15/13 ..........      100,000       105,250
   Nortek Inc., senior sub. note, 8.50%, 9/01/14 ..........      100,000        97,000
   Owens-Brockway Glass Container Inc., senior note,
    6.75%, 12/01/14 .......................................      100,000        97,500
   Peabody Energy Corp., senior note, B,
    6.875%, 3/15/13 .......................................       50,000        52,250
   Pinnacle Entertainment Inc., senior sub. note,
    8.75%, 10/01/13 .......................................      100,000       107,000
   Plains Exploration & Production Co., senior note,
    7.125%, 6/15/14 .......................................       50,000        52,000
(b)Pogo Producing Co., senior sub. note, 144A,
    6.875%, 10/01/17 ......................................       50,000        49,000
(d)Qwest Communications International Inc.,
    senior note, FRN, 7.50%, 2/15/14 ......................      100,000       103,250
   Rite Aid Corp., senior note, 9.25%, 6/01/13 ............       50,000        46,938
   Royal Caribbean Cruises Ltd., senior deb.,
    7.25%, 3/15/18 ........................................      100,000       106,875
   Simmons Co., senior sub. note, 7.875%, 1/15/14 .........       50,000        46,500
   Smithfield Foods Inc., senior note, 7.00%, 8/01/11 .....      100,000       102,500
   Spectrum Brands Inc., senior sub. note,
    7.375%, 2/01/15 .......................................      100,000        84,000
   Station Casinos Inc., senior sub. note,
    6.875%, 3/01/16 .......................................      100,000       102,750
(b)SunGard Data Systems Inc., senior note, 144A,
    9.125%, 8/15/13 .......................................      100,000       104,000


12 | Quarterly Statements of Investments

TEMPLETON GLOBAL INVESTMENT TRUST

---------------------------------------------------------------------------------------------------
                                                                     PRINCIPAL
      TEMPLETON INCOME FUND                                           AMOUNT(c)           VALUE
---------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONTINUED)
       CORPORATE BONDS & NOTES (CONTINUED)
       UNITED STATES (CONTINUED)
       Tenet Healthcare Corp., senior note,
         6.375%, 12/01/11 ..................................            50,000          $   45,875
    (b)Texas Genco LLC, senior note, 144A,
         6.875%, 12/15/14 ..................................            50,000              54,375
       TRW Automotive Inc., senior note,
         9.375%, 2/15/13 ...................................            50,000              54,375
       TXU Corp., senior note, 5.55%, 11/15/14 .............           150,000             143,225
       UGS Corp., senior sub. note, 10.00%, 6/01/12 ........            50,000              54,750
       Vanguard Health Holding Co. II LLC, senior sub. note,
         9.00%, 10/01/14 ...................................            50,000              53,375
       William Lyon Homes Inc., senior note, 7.625%,
         12/15/12 ..........................................            50,000              44,375
       Xerox Corp., senior note, 7.125%, 6/15/10 ...........            50,000              52,312
                                                                                        ----------
                                                                                         5,900,579
                                                                                        ----------
       TOTAL CORPORATE BONDS & NOTES
         (COST $7,056,286) .................................                             7,038,392
                                                                                        ----------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 33.4%
       ARGENTINA 3.0%
(d),(e)Government of Argentina, FRN, 4.005%, 8/03/12 .......         3,620,000           2,793,512
                                                                                        ----------
       AUSTRALIA 1.7%
       New South Wales Treasury Corp.,
          6.50%, 5/01/06 ...................................            90,000 AUD          66,231
          8.00%, 3/01/08 ...................................           845,000 AUD         651,760
       Queensland Treasury Corp.,
          6.00%, 8/14/13 ...................................           350,000 AUD         266,720
          6.00%, 10/14/15 ..................................           745,000 AUD         569,409
                                                                                        ----------
                                                                                         1,554,120
                                                                                        ----------
       AUSTRIA 2.8%
       Government of Austria,
          9.00%, 9/15/06 ...................................       157,000,000 ISK       2,489,182
          5.00%, 7/15/12 ...................................             5,000 EUR           6,554
          4.65%, 1/15/18 ...................................            55,000 EUR          73,319
                                                                                        ----------
                                                                                         2,569,055
                                                                                        ----------
       BRAZIL 0.1%
    (d)Government of Brazil, FRN, 5.25%, 4/15/12 ...........           137,650             136,273
                                                                                        ----------
       CANADA 3.7%
       Government of Canada,
          7.00%, 12/01/06 ..................................           250,000 CAD         221,087
          6.00%, 6/01/08 ...................................           315,000 CAD         284,221
          10.00%, 6/01/08 ..................................         2,250,000 CAD       2,206,018
       Province of Ontario, 7.75%, 7/24/06 .................           760,000 CAD         668,163
                                                                                        ----------
                                                                                         3,379,489
                                                                                         ----------


                                        Quarterly Statements of Investments | 13

TEMPLETON GLOBAL INVESTMENT TRUST

-----------------------------------------------------------------------------------------------
                                                                  PRINCIPAL
   TEMPLETON INCOME FUND                                          AMOUNT(c)            VALUE
-----------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
FINLAND 0.0%(f)
Government of Finland, 5.375%, 7/04/13 ................              10,000 EUR      $   13,609
                                                                                     ----------
FRANCE 0.2%
Government of France,
   4.25%, 04/25/19 ....................................              25,000 EUR          32,191
   6.00%, 10/25/25 ....................................              70,000 EUR         111,538
                                                                                     ----------
                                                                                        143,729
                                                                                     ----------
GERMANY 0.0%(f)
   Government of Germany, 3.75%, 7/04/13 ..............              15,000 EUR          18,394
                                                                                     ----------
GREECE 0.0%(f)
Government of the Hellenic Republic,
   4.60%, 5/20/13 .....................................               5,000 EUR           6,392
   5.90%, 10/22/22 ....................................               5,000 EUR           7,493
                                                                                     ----------
                                                                                         13,885
                                                                                     ----------
ICELAND 0.5%
Inter-American Development Bank, 9.00%, 1/04/07 .......          28,500,000 ISK         452,603
                                                                                     ----------
INDONESIA 3.9%
   Government of Indonesia,
   13.15%, 3/15/10 ....................................         500,000,000 IDR          50,648
   15.425%, 9/15/10 ...................................       1,550,000,000 IDR         169,440
   10.00%, 10/15/11 ...................................       3,375,000,000 IDR         297,366
   13.15%, 1/15/12 ....................................       2,700,000,000 IDR         272,060
   11.00%, 12/15/12 ...................................         100,000,000 IDR           9,051
   14.25%, 6/15/13 ....................................      10,805,000,000 IDR       1,138,889
   14.275%, 12/15/13 ..................................       2,615,000,000 IDR         276,616
   11.00%, 10/15/14 ...................................         980,000,000 IDR          86,477
   9.50%, 6/15/15 .....................................       4,937,000,000 IDR         395,010
   10.75%, 5/15/16 ....................................       3,050,000,000 IDR         258,809
   10.00%, 7/15/17 ....................................       4,156,000,000 IDR         329,871
   11.00%, 11/15/20 ...................................       3,800,000,000 IDR         314,186
                                                                                     ----------
                                                                                      3,598,423
                                                                                     ----------
IRELAND 0.0%(f)
Government of Ireland,
   5.00%, 4/18/13 .....................................               5,000 EUR           6,613
   4.60%, 4/18/16 .....................................               5,000 EUR           6,566
                                                                                     ----------
                                                                                         13,179
                                                                                     ----------
MALAYSIA 1.1%
Government of Malaysia,
   8.60%, 12/01/07 ....................................           1,200,000 MYR         347,744
   6.45%, 7/01/08 .....................................           2,075,000 MYR         587,720
   4.305%, 2/27/09 ....................................             285,000 MYR          76,979
                                                                                     ----------
                                                                                      1,012,443
                                                                                     ----------


14 | Quarterly Statements of Investments

TEMPLETON GLOBAL INVESTMENT TRUST

-----------------------------------------------------------------------------------------------
                                                                  PRINCIPAL
   TEMPLETON INCOME FUND                                          AMOUNT(c)            VALUE
-----------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    MEXICO 0.1%
 (b)Government of Mexico, 144A, 7.50%, 3/08/10 .........             45,000 EUR      $   60,729
                                                                                     ----------
    NETHERLANDS 0.0%(f)
    Government of the Netherlands, 4.25%, 7/15/13 ......              5,000 EUR           6,330
                                                                                     ----------
    NEW ZEALAND 0.6%
    Government of New Zealand, 6.00%, 4/15/15 ..........            830,000 NZD         579,164
                                                                                     ----------
    NORWAY 2.4%
    Government of Norway, 6.75%, 1/15/07 ...............         14,310,000 NOK       2,203,926
                                                                                     ----------
    PERU 2.0%
    Government of Peru,
       Series 7, 8.60%, 8/12/17 ........................          4,830,000 PEN       1,443,659
       7.84%, 8/12/20 ..................................          1,315,000 PEN         368,189
                                                                                     ----------
                                                                                      1,811,848
                                                                                     ----------
    PHILIPPINES 0.3%
    Government of the Philippines,
       9.00%, 2/15/13 ..................................             20,000              22,225
       8.875%, 3/17/15 .................................            205,000             226,658
                                                                                     ----------
                                                                                        248,883
                                                                                     ----------
    POLAND 4.1%
    Government of Poland,
       8.50%, 11/12/06 .................................            660,000 PLN         209,967
       8.50%, 5/12/07 ..................................          3,605,000 PLN       1,166,864
       6.00%, 5/24/09 ..................................          2,265,000 PLN         722,032
       6.25%, 10/24/15 .................................            855,000 PLN         286,241
       5.75%, 9/23/22 ..................................          4,075,000 PLN       1,338,722
                                                                                     ----------
                                                                                      3,723,826
                                                                                     ----------
    SINGAPORE 0.6%
    Government of Singapore, 4.00%, 3/01/07 ............            850,000 SGD         520,775
                                                                                     ----------
    SLOVAK REPUBLIC 0.9%
    Government of Slovakia,
       8.50%, 8/17/10 ..................................         10,000,000 SKK         378,009
       4.90%, 2/11/14 ..................................          3,500,000 SKK         119,173
       5.30%, 5/12/19 ..................................          9,200,000 SKK         330,349
                                                                                     ----------
                                                                                        827,531
                                                                                     ----------
    SOUTH KOREA 3.4%
    Government of Korea,
       4.75%, 3/03/07 ..................................      2,100,000,000 KRW       2,083,263
       4.75%, 3/12/08 ..................................      1,025,000,000 KRW       1,011,301
                                                                                     ----------
                                                                                      3,094,564
                                                                                     ----------


                                        Quarterly Statements of Investments | 15

TEMPLETON GLOBAL INVESTMENT TRUST

----------------------------------------------------------------------------------------------
                                                             SHARES/PRINCIPAL
    TEMPLETON INCOME FUND                                         AMOUNT(c)          VALUE
-----------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    SPAIN 0.3%
    Government of Spain, 7.35%, 3/31/07 ................         210,000 EUR      $    262,098
                                                                                  -------------
    SWEDEN 0.7%
    Government of Sweden,
       8.00%, 8/15/07 ..................................       4,790,000 SEK           654,160
       Strip, 9/20/06 ..................................         120,000 SEK            14,861
                                                                                  -------------
                                                                                       669,021
                                                                                  -------------
    THAILAND 1.0%
    Government of Thailand, 8.00%, 12/08/06 ............      35,000,000 THB           884,790
                                                                                  -------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
     (COST $30,952,660) ................................                            30,592,199
                                                                                  -------------
    TOTAL LONG TERM INVESTMENTS
     (COST $85,207,292) ................................                            85,852,572
                                                                                  -------------
    SHORT TERM INVESTMENTS 7.4%
    UNITED STATES 4.9%
 (g)Franklin Institutional Fiduciary Trust Money
    Market Portfolio ...................................       4,506,369             4,506,369
                                                                                  -------------
    EGYPT 2.5%
 (h)Egypt Treasury Bills, 5/30/06 - 12/05/06 ...........      13,400,000 EGP         2,223,143
                                                                                  -------------
    TOTAL SHORT TERM INVESTMENTS
     (COST $6,716,663) .................................                             6,729,512
                                                                                  -------------
    TOTAL INVESTMENTS
      (COST $91,923,955) 101.2% ........................                            92,582,084
    NET UNREALIZED GAIN ON FORWARD
     EXCHANGE CONTRACTS 0.1% ...........................                                81,470
    OTHER ASSETS, LESS LIABILITIES (1.3)% ..............                            (1,091,785)
                                                                                  -------------
    NET ASSETS 100.0% ..................................                          $ 91,571,769
                                                                                  =============

SEE CURRENCY AND SELECTED PORTFOLIO ABBREVIATIONS ON PAGE 22.

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At December 31, 2005, the aggregate value of these securities was $2,161,885, representing 2.36% of net assets.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)   The coupon shown represents the rate at period end.

(e) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(f)   Rounds to less than 0.05% of net assets.

(g) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

(h)   The security is traded on a discount basis with no stated coupon rate.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

TEMPLETON GLOBAL INVESTMENT TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                   INDUSTRY                       SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 108.0%
       AUSTRALIA 5.7%
       Aristocrat Leisure Ltd. ............................          Hotels, Restaurants & Leisure              2,000      $ 18,075
       CSL Ltd. ...........................................                  Biotechnology                        600        18,705
       Macquarie Bank Ltd. ................................                 Capital Markets                       600        29,995
       Qantas Airways Ltd. ................................                     Airlines                        5,615        16,640
       QBE Insurance Group Ltd. ...........................                    Insurance                        1,200        17,253
       Sonic Healthcare Ltd. ..............................         Health Care Providers & Services            3,000        32,570
       St. George Bank Ltd. ...............................                 Commercial Banks                    1,500        32,636
                                                                                                                           --------
                                                                                                                            165,874
                                                                                                                           --------
       AUSTRIA 1.1%
       Erste Bank der Oester Sparkassen AG ................                 Commercial Banks                      600        33,420
                                                                                                                           --------
       BERMUDA 0.5%
       ACE Ltd. ...........................................                    Insurance                          260        13,894
                                                                                                                           --------
       BRAZIL 0.7%
       Companhia Siderurgica Nacional SA, ADR .............                 Metals & Mining                       900        19,260
                                                                                                                           --------
       CANADA 4.4%
       Alcan Inc. .........................................                 Metals & Mining                       280        11,506
       BCE Inc. ...........................................      Diversified Telecommunication Services           920        22,060
       Cameco Corp. .......................................           Oil, Gas & Consumable Fuels                 600        38,092
    (a)Cognos Inc. ........................................                     Software                          800        27,910
       Encana Corp. .......................................           Oil, Gas & Consumable Fuels                 200         9,044
       Talisman Energy Inc. ...............................           Oil, Gas & Consumable Fuels                 350        18,549
                                                                                                                           --------
                                                                                                                            127,161
                                                                                                                           --------
       CHINA 1.7%
       China Mobile (Hong Kong) Ltd., fgn. ................       Wireless Telecommunication Services           7,500        35,499
       Huaneng Power International Inc., H ................   Independent Power Producers & Energy Traders     20,000        13,155
                                                                                                                           --------
                                                                                                                             48,654
                                                                                                                           --------
       DENMARK 0.7%
       TDC AS .............................................      Diversified Telecommunication Services           170        10,183
    (a)Vestas Wind Systems AS .............................               Electrical Equipment                    430         7,062
(a),(b)Vestas Wind Systems AS, 144A .......................               Electrical Equipment                    136         2,233
                                                                                                                           --------
                                                                                                                             19,478
                                                                                                                           --------
       FINLAND 1.1%
       Stora Enso OYJ, R ..................................             Paper & Forest Products                 2,470        33,452
                                                                                                                           --------
       FRANCE 5.7%
       Accor SA ...........................................          Hotels, Restaurants & Leisure                154         8,470
       AXA SA .............................................                    Insurance                          683        22,042
       Essilor International SA ...........................         Health Care Equipment & Supplies              200        16,148
       France Telecom SA ..................................      Diversified Telecommunication Services           840        20,873
       Michelin SA, B .....................................                 Auto Components                       496        27,880
       Sanofi-Aventis .....................................                 Pharmaceuticals                       377        33,027
       Suez SA ............................................                 Multi-Utilities                     1,272        39,604
                                                                                                                           --------
                                                                                                                            168,044
                                                                                                                           --------


                                        Quarterly Statements of Investments | 17

TEMPLETON GLOBAL INVESTMENT TRUST

------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                    INDUSTRY                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    GERMANY 8.5%
    BASF AG ............................................                    Chemicals                         88      $  6,743
    Bayer AG, Br. ......................................                    Chemicals                        186         7,757
    Bayerische Motoren Werke AG ........................                   Automobiles                       512        22,427
    Celesio AG .........................................         Health Care Providers & Services            665        57,061
    Deutsche Post AG ...................................             Air Freight & Logistics               2,008        48,779
    E.ON AG ............................................                Electric Utilities                   291        30,130
    Puma AG Rudolf Dassler Sport .......................         Textiles Apparel & Luxury Goods             100        29,206
    SAP AG .............................................                     Software                        150        27,201
    Siemens AG .........................................             Industrial Conglomerates                220        18,849
                                                                                                                      --------
                                                                                                                       248,153
                                                                                                                      --------
    GREECE 1.2%
    National Bank of Greece SA .........................                 Commercial Banks                    800        34,095
                                                                                                                      --------
    HONG KONG 4.5%
    Esprit Holdings Ltd. ...............................                 Specialty Retail                  6,000        42,638
    Noble Group Ltd. ...................................         Trading Companies & Distributors         10,000         7,697
    Sun Hung Kai Properties Ltd. .......................                   Real Estate                     3,500        34,081
    Swire Pacific Ltd., A ..............................                   Real Estate                     3,414        30,645
    Television Broadcasts Ltd. .........................                      Media                        3,000        15,941
                                                                                                                      --------
                                                                                                                       131,002
                                                                                                                      --------
    IRELAND 1.3%
    Anglo Irish Bank Corp. PLC .........................                 Commercial Banks                  2,500        37,972
                                                                                                                      --------
    ISRAEL 2.2%
 (a)Check Point Software Technologies Ltd. .............                     Software                      1,240        24,924
    Teva Pharmaceutical Industries Ltd., ADR ...........                 Pharmaceuticals                     900        38,709
                                                                                                                      --------
                                                                                                                        63,633
                                                                                                                      --------
    ITALY 3.1%
    Eni SpA ............................................           Oil, Gas & Consumable Fuels               653        18,113
    Luxottica Group SpA, ADR ...........................         Textiles Apparel & Luxury Goods             900        22,779
    Saipem SpA .........................................           Energy Equipment & Services             2,500        41,020
    UniCredito Italiano SpA ............................                 Commercial Banks                  1,395         9,612
                                                                                                                      --------
                                                                                                                        91,524
                                                                                                                      --------
    JAPAN 11.3%
    Aiful Corp. ........................................                 Consumer Finance                    600        50,072
    Asahi Glass Co. Ltd. ...............................                Building Products                  3,500        45,162
    Fast Retailing Co. Ltd. ............................                 Specialty Retail                    400        39,075
    Mabuchi Motor Co. Ltd. .............................        Electronic Equipment & Instruments           200        11,099
    Mitsui Fudosan Co. Ltd. ............................                   Real Estate                     3,600        73,049
    Nintendo Co. Ltd. ..................................                     Software                        200        24,147
    Nippon Telegraph & Telephone Corp. .................      Diversified Telecommunication Services           8        36,330
    Seiko Epson Corp. ..................................             Computers & Peripherals                 300         7,536
    Sompo Japan Insurance Inc. .........................                    Insurance                      2,000        27,027
    Takeda Pharmaceutical Co. Ltd. .....................                 Pharmaceuticals                     300        16,216
                                                                                                                      --------
                                                                                                                       329,713
                                                                                                                      --------


18 | Quarterly Statements of Investments

TEMPLETON GLOBAL INVESTMENT TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                    INDUSTRY                      SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    MEXICO 1.8%
    America Movil SA de CV, L, ADR .....................        Wireless Telecommunication Services          1,100      $ 32,186
    Grupo Financiero Banorte SA de CV, O ...............                  Commercial Banks                  10,000        20,720
                                                                                                                        --------
                                                                                                                          52,906
                                                                                                                        --------
    NETHERLANDS 6.9%
    Akzo Nobel NV ......................................                     Chemicals                         733        33,973
    ING Groep NV .......................................                  Capital Markets                    1,291        44,781
    Koninklijke Philips Electronics NV .................                 Household Durables                    957        29,740
    SBM Offshore NV ....................................            Energy Equipment & Services              1,170        94,533
                                                                                                                        --------
                                                                                                                         203,027
                                                                                                                        --------
    NORWAY 2.7%
    Norske Skogindustrier ASA ..........................              Paper & Forest Products                1,880        29,873
    Telenor ASA ........................................       Diversified Telecommunication Services        5,120        50,255
                                                                                                                        --------
                                                                                                                          80,128
                                                                                                                        --------
    PORTUGAL 0.9%
    Portugal Telecom SGPS SA ...........................       Diversified Telecommunication Services        2,608        26,398
                                                                                                                        --------
    RUSSIA 0.8%
    Lukoil Holdings, ADR ...............................            Oil, Gas & Consumable Fuels                400        23,760
                                                                                                                        --------
    SINGAPORE 0.6%
    DBS Group Holdings Ltd. ............................                  Commercial Banks                   1,800        17,860
                                                                                                                        --------
    SOUTH AFRICA 0.3%
    Sappi Ltd. .........................................              Paper & Forest Products                  871         9,981
                                                                                                                        --------
    SOUTH KOREA 2.5%
 (a)Kookmin Bank, ADR ..................................                  Commercial Banks                     300        22,413
    KT Corp., ADR ......................................       Diversified Telecommunication Services          420         9,051
 (b)Samsung Electronics Co. Ltd., GDR, 144A ............      Semiconductors & Semiconductor Equipment         126        41,485
                                                                                                                        --------
                                                                                                                          72,949
                                                                                                                        --------
    SPAIN 2.9%
    Banco Bilbao Vizcaya Argentaria SA .................                  Commercial Banks                   1,000        17,852
    Banco Santander Central Hispano SA .................                  Commercial Banks                   1,485        19,602
    Telefonica Moviles SA ..............................        Wireless Telecommunication Services          1,500        15,751
    Telefonica SA ......................................       Diversified Telecommunication Services        2,053        30,891
                                                                                                                        --------
                                                                                                                          84,096
                                                                                                                        --------
    SWEDEN 4.4%
    Atlas Copco AB, A ..................................                     Machinery                       2,950        65,716
    Getinge AB, B ......................................          Health Care Equipment & Supplies           1,200        16,538
    Nordea Bank AB, FDR ................................                  Commercial Banks                   2,420        25,297
    Securitas AB, B ....................................           Commercial Services & Supplies              650        10,799
    Volvo AB, B ........................................                     Machinery                         210         9,898
                                                                                                                        --------
                                                                                                                         128,248
                                                                                                                        --------


                                        Quarterly Statements of Investments | 19

TEMPLETON GLOBAL INVESTMENT TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                     INDUSTRY                      SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    SWITZERLAND 7.8%
    Credit Suisse Group ................................                  Capital Markets                      600      $ 30,599
    Lonza Group AG .....................................                     Chemicals                         239        14,627
    Roche Holding AG ...................................                  Pharmaceuticals                      350        52,563
    Swiss Reinsurance Co. ..............................                     Insurance                         394        28,851
    Syngenta AG ........................................                     Chemicals                         400        49,781
    Synthes Inc. .......................................          Health Care Equipment & Supplies             120        13,482
    UBS AG .............................................                  Capital Markets                      400        38,090
                                                                                                                        --------
                                                                                                                         227,993
                                                                                                                        --------
    TAIWAN 1.5%
    Chunghwa Telecom Co. Ltd., ADR .....................       Diversified Telecommunication Services          370         6,790
 (b)Compal Electronics Inc., GDR, 144A .................              Computers & Peripherals                  792         4,023
    Compal Electronics Inc., GDR, Reg S ................              Computers & Peripherals                  649         3,297
    Taiwan Semiconductor Manufacturing Co. Ltd., ADR ...      Semiconductors & Semiconductor Equipment       2,999        29,720
                                                                                                                        --------
                                                                                                                          43,830
                                                                                                                        --------
    UNITED KINGDOM 21.2%
    BAE Systems PLC ....................................                Aerospace & Defense                  5,619        36,905
    BG Group PLC .......................................            Oil, Gas & Consumable Fuels              1,800        17,791
    BP PLC .............................................            Oil, Gas & Consumable Fuels              1,762        18,765
    British Sky Broadcasting Group PLC .................                       Media                         1,090         9,311
    Cadbury Schweppes PLC ..............................                   Food Products                     2,803        26,499
    Compass Group PLC ..................................           Hotels, Restaurants & Leisure             3,856        14,628
    GlaxoSmithKline PLC ................................                  Pharmaceuticals                      810        20,471
    HBOS PLC ...........................................                  Commercial Banks                   1,000        17,076
    HSBC Holdings PLC ..................................                  Commercial Banks                   1,200        19,268
    Man Group PLC ......................................                  Capital Markets                      800        26,289
    National Grid PLC ..................................                 Electric Utilities                  1,791        17,533
    Next PLC ...........................................                  Multiline Retail                   1,800        47,536
    Pearson PLC ........................................                       Media                           947        11,201
    Reckitt Benckiser PLC ..............................                 Household Products                  1,200        39,639
    Rentokil Initial PLC ...............................           Commercial Services & Supplies            2,838         7,983
    Royal Bank of Scotland Group PLC ...................                  Commercial Banks                     760        22,947
    Royal Dutch Shell PLC, B ...........................            Oil, Gas & Consumable Fuels                892        28,514
    Shire PLC ..........................................                  Pharmaceuticals                    2,856        36,557
    Smith & Nephew PLC .................................          Health Care Equipment & Supplies           3,000        27,639
    Smiths Group PLC ...................................              Industrial Conglomerates                 983        17,690
    Standard Chartered PLC .............................                  Commercial Banks                   1,873        41,730
    Tesco PLC ..........................................              Food & Staples Retailing              10,000        57,033
    Sage Group PLC .....................................                      Software                       5,000        22,194
    Vodafone Group PLC .................................        Wireless Telecommunication Services          9,671        20,881
    Yell Group PLC .....................................                       Media                         1,555        14,353
                                                                                                                        --------
                                                                                                                         620,433
                                                                                                                        --------


20 | Quarterly Statements of Investments

TEMPLETON GLOBAL INVESTMENT TRUST

------------------------------------------------------------------------------
FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                  VALUE
------------------------------------------------------------------------------
TOTAL INVESTMENTS
  (COST $2,242,668) 108.0% .................................      $ 3,156,938
OTHER ASSETS, LESS LIABILITIES (8.0)% ......................         (233,029)
                                                                  ------------
NET ASSETS 100.0% ..........................................      $ 2,923,909
                                                                  ============

SEE SELECTED PORTFOLIO ABBREVIATIONS ON PAGE 22.

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2005, the aggregate value of these securities was $47,741, representing 1.63% of net assets.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

TEMPLETON GLOBAL INVESTMENT TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

GLOSSARY OF TERMS

CURRENCY ABBREVIATIONS               SELECTED PORTFOLIO ABBREVIATIONS

AUD    -  Australian Dollar          ADR      -   American Depository Receipt
CAD    -  Canadian Dollar            FRN      -   Floating Rate Note
EGP    -  Egyptian Pound             GDR      -   Global Depository Receipt
EUR    -  Euro                       M        -   Multi-Issuers
IDR    -  Indonesian Rupiah          REIT     -   Real Estate Investment Trust
ISK    -  Iceland Krona
KRW    -  Korean Won
MYR    -  Malaysian Ringgit
NOK    -  Norwegian Krone
NZD    -  New Zealand Dollar
PEN    -  Peru Nuevo Sol
PLN    -  Polish Zloty
SEK    -  Swedish Krona
SGD    -  Singapore Dollar
SKK    -  Slovak Koruna
THB    -  Thai Baht


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Templeton Global Investment Trust is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate diversifed series, (the Funds).

1. INCOME TAXES

At December 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                -----------------------------------------------
                                                                                    FRANKLIN
                                                 TEMPLETON                         TEMPLETON
                                               INTERNATIONAL        TEMPLETON       NON-U.S.
                                                  (EX EM)            INCOME       DYNAMIC CORE
                                                   FUND               FUND         EQUITY FUND
                                                -----------------------------------------------
Cost of investments ......................      $ 59,465,854      $92,093,632      $ 2,244,211
                                                ===============================================

Unrealized appreciation ..................      $ 18,638,545      $ 2,779,656      $   925,527
Unrealized depreciation ..................        (2,251,191)      (2,291,204)         (12,800)
                                                -----------------------------------------------
Net unrealized appreciation (depreciation)      $ 16,387,354      $   488,452      $   912,727
                                                ===============================================

2. FORWARD EXCHANGE CONTRACTS

At December 31, 2005, Templeton Income Fund had the following forward exchange contracts outstanding:

---------------------------------------------------------------------------------------------------------------
                                                                     CONTRACT       SETTLEMENT     UNREALIZED
 CONTRACTS TO BUY                                                    AMOUNT(a)         DATE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
      526,500,000    Korean Won ......................               500,024          1/12/06        $ 22,624
          305,000    Canadian Dollar .................               247,907          4/05/06          15,207
          500,000    Singapore Dollar ................               299,509          4/05/06           2,189
        8,250,000    Thailand Bhat ...................               199,952          4/05/06           1,114
      550,000,000    Korean Won ......................               533,463          4/06/06          13,046
      260,000,000    Korean Won ......................               257,732          5/08/06             691
       21,000,000    Thailand Bhat ...................               510,949          5/08/06             812
      244,000,000    Korean Won ......................               240,988          5/11/06           1,539
          210,000    Canadian Dollar .................               175,234          5/18/06           6,103
          300,000    Canadian Dollar .................               249,688          5/25/06           9,404
      250,000,000    Korean Won ......................               244,141          5/25/06           4,380
        1,400,000    Singapore Dollar ................               834,078          6/01/06          12,926
        1,200,000    Singapore Dollar ................               718,477          7/17/06           9,081
      735,000,000    Korean Won ......................               702,341          7/18/06          28,655
    1,250,000,000    Indonesian Rupiah ...............               105,932          9/01/06          12,397
        8,500,000    Thailand Bhat ...................               298,959 NZD     11/30/06           7,635
      215,000,000    Korean Won ......................               301,011 NZD     12/06/06          13,626
        8,500,000    Thailand Bhat ...................               297,906 NZD     12/06/06           8,392
                                                                                                     --------
                  Unrealized gain on forward exchange contracts                                      $169,821
                                                                                                     --------


                                        Quarterly Statements of Investments | 23

TEMPLETON GLOBAL INVESTMENT TRUST

2. FORWARD EXCHANGE CONTRACTS (CONTINUED)

------------------------------------------------------------------------------------------------------------
                                                                     CONTRACT    SETTLEMENT      UNREALIZED
CONTRACTS TO BUY                                                     AMOUNT(a)      DATE         GAIN (LOSS)
------------------------------------------------------------------------------------------------------------

       1,700,000     Norwegian Krone ..................               261,800      4/05/06       $ (8,562)
       1,480,000     Swedish Krona ....................               190,085      4/05/06         (2,520)
       1,600,000     Norwegian Krone ..................               254,915      5/08/06        (16,133)
         415,000     Singapore Dollar .................               255,071      5/08/06         (4,276)
         950,000     Swedish Krona ....................               128,342      5/08/06         (7,670)
       3,950,000     Slovakian Koruna .................               127,761      5/09/06         (3,452)
       1,526,000     Norwegian Krone ..................               241,192      5/11/06        (13,416)
         392,000     Singapore Dollar .................               240,771      5/11/06         (3,843)
       1,350,000     Swedish Krona ....................               180,723      5/19/06         (9,112)
       1,600,000     Norwegian Krone ..................               247,162      5/24/06         (8,166)
         400,000     Singapore Dollar .................               243,531      5/25/06         (1,609)
      11,000,000     Norwegian Krone ..................             1,647,693      6/01/06         (3,860)
         450,000     Singapore Dollar .................               278,931      8/15/06         (5,732)
                                                                                                 ---------
                 Unrealized loss on forward exchange contracts                                    (88,351)
                                                                                                 ---------
                    Net unrealized gain (loss) on forward exchange contracts                     $ 81,470
                                                                                                 =========

(a) In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

NZD - New Zealand Dollar

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


24 | Quarterly Statements of Investments






ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date February 21, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date February 21, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date February 21, 2006